Other income (expense) and finance costs (gains) - Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other income & finance costs [Line Items]
Other interest and financing costs	$ 9,835	$ 2,189
Interest expense on lease liabilities	1,747	1,642
Asset retirement obligation accretion	4,291	1,980
Total finance costs	49,926	41,625
Less: capitalized interest	(17,087)	0
Finance costs	32,839	41,625
Senior Notes due 2029
Disclosure of other income & finance costs [Line Items]
Interest cost	31,486	31,385
Term Facility
Disclosure of other income & finance costs [Line Items]
Interest cost	4,526	0
Redemption option derivative asset
Disclosure of other income & finance costs [Line Items]
(Gain) loss on redemption option derivative	$ (1,959)	$ 4,429